Property and Leases (Tables)	12 Months Ended
Feb. 01, 2015
Property and Leases [Abstract]
Property and Equipment
Property and Equipment as of February 1, 2015 and February 2, 2014 consisted of the following (amounts in millions):

	February 1, 2015	February 2, 2014
Property and Equipment, at cost:
Land	$8,243	$8,375
Buildings	17,759	17,950
Furniture, Fixtures and Equipment	9,602	10,107
Leasehold Improvements	1,419	1,388
Construction in Progress	585	548
Capital Leases	905	696
	38,513	39,064
Less Accumulated Depreciation and Amortization	15,793	15,716
Net Property and Equipment	$22,720	$23,348

Schedule of Future Minimum Lease Payments
The approximate future minimum lease payments under capital and all other leases at February 1, 2015 were as follows (amounts in millions):

Fiscal Year	Capital Leases	Operating Leases
2015	$113	$893
2016	111	817
2017	108	737
2018	101	638
2019	97	561
Thereafter through 2097	880	4,059
	1,410	$7,705
Less imputed interest	726
Net present value of capital lease obligations	684
Less current installments	36
Long-term capital lease obligations, excluding current installments	$648